GOODWILL (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

	Year ended December 31, 2015
	Customer Interactions Solutions	Financial Crime and Compliance Solutions	Total

As of January 1, 2015	$392,228	$267,429	$659,657

Functional currency translation adjustments	(7,420)	(1,125)	(8,545)

As of December 31, 2015	$384,808	$266,304	$651,112

	Year ended December 31, 2014
	Customer Interactions Solutions	Financial Crime and Compliance Solutions	Total

As of January 1, 2014	$401,345	$268,821	$670,166
Functional currency translation adjustments	(9,117)	(1,392)	(10,509)

As of December 31, 2014	$392,228	$267,429	$659,657